INCOME TAXES - Deferred Income (Details) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Impact of income tax rate and legislative changes	$ 1,116		$ 173	$ 1,067
Applicable tax rate	8.00%	12.00%	24.96%	26.74%
Oil Sands
Income Tax Disclosure [Line Items]
Impact of income tax rate and legislative changes	$ 910
Refining and Marketing
Income Tax Disclosure [Line Items]
Impact of income tax rate and legislative changes	88
Exploration and Production
Income Tax Disclosure [Line Items]
Impact of income tax rate and legislative changes	70
Corporate and Eliminations segment
Income Tax Disclosure [Line Items]
Impact of income tax rate and legislative changes	$ 48